Related Party Transactions (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions 1		$ 2,000
Related Party Transactions 2		3,000
Related Party Transactions 3		60,000
Related Party Transactions 4		39,000
Related Party Transactions 5		12,000
Related Party Transactions 6		9,000
Related Party Transactions 7		5,000
Related Party Transactions 8		0
Related Party Transactions 9		21,000
Related Party Transactions 10		0
Related Party Transactions 11		8,000
Related Party Transactions 12		0
Related Party Transactions 13		52,000
Related Party Transactions 14		70,000
Related Party Transactions 15		184,000
Related Party Transactions 16		179,000
Related Party Transactions 17		14,000
Related Party Transactions 18		$ 0
Related Party Transactions 1	$ 0
Related Party Transactions 2	1,000
Related Party Transactions 3	15,000
Related Party Transactions 4	15,000
Related Party Transactions 5	3,000
Related Party Transactions 6	3,000
Related Party Transactions 7	1,000
Related Party Transactions 8	1,000
Related Party Transactions 9	8,000
Related Party Transactions 10	0
Related Party Transactions 11	0
Related Party Transactions 12	2,000
Related Party Transactions 13	119,000
Related Party Transactions 14	35,000
Related Party Transactions 15	68,000
Related Party Transactions 16	$ 44,000